                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21482
                                   ---------------------------------------------

                             AIG Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: October 31
                        --------------------------

Date of reporting period:   April 30, 2007
                         -------------------------

Item 1. Reports to Stockholders

       2007 SEMI-ANNUAL REPORT

[LOGO]

     High Watermark Funds
     2010 High Watermark Fund
     2015 High Watermark Fund
     2020 High Watermark Fund

     Horizon Fund
     Short Horizon Income Fund

                                    [GRAPHIC]



                                    [GRAPHIC]
[LOGO] AIG SunAmerica
       Mutual Funds

                        Table of Contents

                    MESSAGE FROM THE PRESIDENT.........  1
                    EXPENSE EXAMPLE....................  2
                    STATEMENT OF ASSETS AND LIABILITIES  4
                    STATEMENT OF OPERATIONS............  6
                    STATEMENT OF CHANGES IN NET ASSETS.  7
                    FINANCIAL HIGHLIGHTS...............  8
                    PORTFOLIO OF INVESTMENTS........... 11
                    NOTES TO FINANCIAL STATEMENTS...... 18
                    TRUSTEE AND OFFICER INFORMATION.... 30

        A Message from the President

Dear Shareholders,

We are pleased to present you with the semi-annual report for the High Watermark Funds and the Short Horizon Income Fund for the period ended April 30, 2007.

These products provide investors with risk-controlled exposure to the S&P 500 Index. In addition, the High Watermark Funds, subject to certain conditions, offer a unique feature that is designed to preserve both principal and investment gains over the life of each Fund. The High Watermark Funds seek to achieve their goals through utilization of proprietary methodology developed by the Funds' subadviser, Trajectory Asset Management, and by a payment undertaking underwritten by Prudential Global Funding.

These Funds do not purchase individual securities, but rather invest in S&P 500 Index Futures and related options, as well as high quality fixed-income instruments. Therefore, it is important to understand the broad movements of the S&P 500 Index and the U.S. Government Bond market in order to evaluate the High Watermark Funds' performance.

During the six-month period ended April 30, 2007, the Federal Reserve left the Federal Funds rate unchanged at 5.25%, while the market for the 10-year Treasury Note was volatile, beginning the six-month period with a yield of 4.60% and ending at 4.62%. The 10-year Treasury Note had its six-month low of 4.42% on December 4, 2006, rose to the period high of 4.89% on January 29, 2007, and then returned to levels similar to December 2006 in early March 2007. In April, it climbed again to over 4.70%, before ending the period at 4.62%. Overall, the total return for the 10-year Treasury Note for the six-month period was 0.43%. The S&P 500 Index also had a positive return for the six-month period and advanced 8.60%. All three High Watermark Funds and the Short Horizon Income Fund had six-month returns that ranged between the returns for the 10-year Treasury Note and the S&P 500 Index.

We believe these Funds may be ideal vehicles for investors seeking a risk-controlled product for their retirement and/or college savings. Furthermore, we believe that the High Watermark Funds and the Short Horizon Income Fund may play an important role within a diversified portfolio. Be sure to sit down with your financial adviser to review your portfolio.

Thank you for including AIG SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
AIG SunAmerica Asset Management Corp.

--------
 Shares of each High Watermark Fund held until each Fund's respective protected maturity date (e.g., August 31, 2010, 2015 and 2020) may be redeemed at the Protected High Watermark Value for the Fund, which is the highest NAV per share attained, (i) reduced by dividends and distributions paid by the Fund subsequent to the date which the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds the adjusted share value subsequent to the last paid dividend or distribution. Redeeming or exchanging shares of the High Watermark Funds prior to the maturity date is at each High Watermark Fund's then-current net asset value, which may be less than your initial investment. In order to receive a Fund's High Watermark Value on the protected maturity date a shareholder must reinvest all dividends and distributions and not redeem shares prior to the protected maturity date (assuming no extraordinary fund expenses occurred).


The High Watermark Funds' payment undertaking is backed by a master agreement ("Master Agreement") between AIG Series Trust on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"). PGF's obligations are backed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of High Watermark Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The payment undertaking does not apply to shares redeemed prior to the protected maturity date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a High Watermark Fund (early Fund termination risk), shareholders will receive upon redemption the then-current NAV, which may be lower than the current high watermark value. Neither the High Watermark Funds nor AIG SunAmerica Asset Management Corp. is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the High Watermark Funds' expense and could lower fund performance. If the Master Agreement is terminated the fee payable under a new agreement may be higher.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

Past performance is no guarantee of future results.

        AIG Series Trust
        EXPENSE EXAMPLE -- April 30, 2007 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the AIG Series Trust (the "Trust"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2006 and held until April 30, 2007.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months ended April 30, 2007" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended April 30, 2007" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended April 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended April 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended April 30, 2007" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended April 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended April 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- April 30, 2007 -- (unaudited) (continued)

                                          Actual                                       Hypothetical
                     ------------------------------------------------ -----------------------------------------------
                                                                                     Ending Account
                                                                                      Value Using a
                                     Ending Account   Expenses Paid                  Hypothetical 5%  Expenses Paid
                       Beginning      Value Using       During the      Beginning    Assumed Return     During the      Expense
                     Account Value  Actual Return at Six Months Ended Account Value        at        Six Months Ended ratio as of
                     at November 1,    April 30,        April 30,     at November 1,    April 30,       April 30,      April 30,
                          2006            2007            2007*            2006           2007            2007*          2007*
                     -------------- ---------------- ---------------- -------------- --------------- ---------------- -----------
2010 High Watermark
 Fund
 Class A#...........   $1,000.00...    $1,033.93          $ 8.32        $1,000.00       $1,016.61         $ 8.25         1.65%
 Class C#...........   $1,000.00...    $1,030.52          $11.58        $1,000.00       $1,013.39         $11.48         2.30%
 Class I#...........   $1,000.00...    $1,036.15          $ 5.96        $1,000.00       $1,018.94         $ 5.91         1.18%
2015 High Watermark
 Fund
 Class A#...........   $1,000.00...    $1,054.73          $ 8.41        $1,000.00       $1,016.61         $ 8.25         1.65%
 Class C#...........   $1,000.00...    $1,052.03          $11.70        $1,000.00       $1,013.39         $11.48         2.30%
 Class I#...........   $1,000.00...    $1,057.21          $ 6.02        $1,000.00       $1,018.94         $ 5.91         1.18%
2020 High Watermark
 Fund
 Class A#...........   $1,000.00...    $1,061.68          $ 8.43        $1,000.00       $1,016.61         $ 8.25         1.65%
 Class C#...........   $1,000.00...    $1,058.45          $11.74        $1,000.00       $1,013.39         $11.48         2.30%
 Class I#...........   $1,000.00...    $1,063.32          $ 6.04        $1,000.00       $1,018.94         $ 5.91         1.18%
Short Horizon
 Income Fund
 Class A#...........   $1,000.00...    $1,034.74          $ 6.31        $1,000.00       $1,018.60         $ 6.26         1.25%
 Class C#...........   $1,000.00...    $1,032.48          $ 9.57        $1,000.00       $1,015.37         $ 9.49         1.90%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Six Months ended April 30, 2007" and the "Expense Ratios" would have been higher.

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2007 -- (unaudited)

                                                                                          Short
                                                2010 High     2015 High    2020 High     Horizon
                                                Watermark     Watermark    Watermark     Income
                                              ------------  ------------  -----------  ----------
ASSETS:
Long-term investment securities, at value*
 (unaffiliated).............................. $205,182,812  $ 93,845,103  $32,571,657  $2,317,348
Short-term investment securities, at value*
 (unaffiliated)..............................   63,705,885    77,982,992   34,901,732     291,195
                                              ------------  ------------  -----------  ----------
 Total investments...........................  268,888,697   171,828,095   67,473,389   2,608,543
                                              ------------  ------------  -----------  ----------
Cash.........................................       94,025        94,861       67,198       7,131
Receivable for:
 Shares of beneficial interest sold..........      218,494       266,712       29,035          --
 Dividends and interest......................           --            --           --       6,853
Prepaid expenses and other assets............        4,348         3,596        3,191       2,972
Due from investment adviser for expense
 reimbursements/fee waivers..................       17,271        14,788       11,145      12,491
                                              ------------  ------------  -----------  ----------
 Total assets................................  269,222,835   172,208,052   67,583,958   2,637,990
                                              ------------  ------------  -----------  ----------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed......      135,723       285,443        6,091          --
 Investments purchased.......................           --            --           --          --
 Options written, at value@..................      665,875       669,650       84,500       6,300
 Investment advisory and management fees.....      142,861        89,174       35,019       1,276
 Distribution and service maintenance fees...      139,943        72,319       26,438         971
 Transfer agent fees and expenses............       63,327        35,211       18,847       1,100
 Trustees' fees and expenses.................       12,353         2,570        1,420         217
 Other accrued expenses......................      189,228        78,776       44,793      11,841
 Dividends Payable...........................           --            --           --          13
 Variation margin on futures contracts.......    1,162,800     1,378,686      574,029       6,800
                                              ------------  ------------  -----------  ----------
 Total liabilities...........................    2,512,110     2,611,829      791,137      28,518
                                              ------------  ------------  -----------  ----------
   Net assets................................ $266,710,725  $169,596,223  $66,792,821  $2,609,472
                                              ============  ============  ===========  ==========
NET ASSETS REPRESENTED BY:
Paid-in capital..............................  262,967,708   162,574,074   63,534,373   2,577,732
Accumulated undistributed net investment
 income (loss)...............................    2,243,751     1,639,334      682,167      (4,221)
Accumulated undistributed net realized gain
 (loss) on investments, futures contracts
 and options contracts.......................   (1,520,619)     (497,277)      73,877     (10,374)
Unrealized appreciation (depreciation) on
 investments.................................   (2,638,393)     (890,155)    (461,782)     11,201
Unrealized appreciation (depreciation) on
 futures contracts and options contracts.....    5,658,278     6,770,247    2,964,186      35,134
                                              ------------  ------------  -----------  ----------
Net assets................................... $266,710,725  $169,596,223  $66,792,821  $2,609,472
                                              ============  ============  ===========  ==========
*Cost
 Long-term investment securities
   (unaffiliated)............................ $207,833,241  $ 94,749,298  $33,039,939  $2,306,175
                                              ============  ============  ===========  ==========
 Short-term investment securities
   (unaffiliated)............................ $ 63,693,849  $ 77,968,952  $34,895,232  $  291,167
                                              ============  ============  ===========  ==========
@Premiums received on options written........ $    446,767  $    449,014  $    56,641  $    4,243
                                              ============  ============  ===========  ==========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2007 -- (unaudited) (continued)


                                                                                                              2010 High
                                                                                                              Watermark
                                                                                                             ------------
Class A (unlimited shares authorized):
Net assets.................................................................................................. $116,668,525
Shares of beneficial interest issued and outstanding........................................................   11,293,739
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge).................................................................................................... $      10.33
Maximum sales charge (5.75% of offering price)..............................................................         0.63
                                                                                                             ------------
Maximum offering price to public............................................................................ $      10.96
                                                                                                             ============
Class C (unlimited shares authorized):
Net assets.................................................................................................. $121,718,770
Shares of beneficial interest issued and outstanding........................................................   11,810,051
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales
 charge).................................................................................................... $      10.31
                                                                                                             ============
Class I (unlimited shares authorized):
Net assets.................................................................................................. $ 28,323,430
Shares of beneficial interest issued and outstanding........................................................    2,736,653
Net asset value, offering and redemption price per share.................................................... $      10.35
                                                                                                             ============

                                                                                                              2015 High
                                                                                                              Watermark
                                                                                                             -----------
Class A (unlimited shares authorized):
Net assets.................................................................................................. $92,110,593
Shares of beneficial interest issued and outstanding........................................................   8,226,515
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge).................................................................................................... $     11.20
Maximum sales charge (5.75% of offering price)..............................................................        0.68
                                                                                                             -----------
Maximum offering price to public............................................................................ $     11.88
                                                                                                             ===========
Class C (unlimited shares authorized):
Net assets.................................................................................................. $50,377,110
Shares of beneficial interest issued and outstanding........................................................   4,515,943
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales
 charge).................................................................................................... $     11.16
                                                                                                             ===========
Class I (unlimited shares authorized):
Net assets.................................................................................................. $27,108,520
Shares of beneficial interest issued and outstanding........................................................   2,414,937
Net asset value, offering and redemption price per share.................................................... $     11.23
                                                                                                             ===========

                                                                                                              2020 High
                                                                                                              Watermark
                                                                                                             -----------
Class A (unlimited shares authorized):
Net assets.................................................................................................. $38,845,167
Shares of beneficial interest issued and outstanding........................................................   3,382,274
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge).................................................................................................... $     11.48
Maximum sales charge (5.75% of offering price)..............................................................        0.70
                                                                                                             -----------
Maximum offering price to public............................................................................ $     12.18
                                                                                                             ===========
Class C (unlimited shares authorized):
Net assets.................................................................................................. $16,150,940
Shares of beneficial interest issued and outstanding........................................................   1,412,203
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales
 charge).................................................................................................... $     11.44
                                                                                                             ===========
Class I (unlimited shares authorized):
Net assets.................................................................................................. $11,796,714
Shares of beneficial interest issued and outstanding........................................................   1,024,470
Net asset value, offering and redemption price per share.................................................... $     11.51
                                                                                                             ===========

                                                                                                               Short
                                                                                                              Horizon
                                                                                                              Income
                                                                                                             ----------
Class A (unlimited shares authorized):
Net assets.................................................................................................. $2,187,120
Shares of beneficial interest issued and outstanding........................................................    215,823
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge).................................................................................................... $    10.13
Maximum sales charge (5.75% of offering price)..............................................................       0.62
                                                                                                             ----------
Maximum offering price to public............................................................................ $    10.75
                                                                                                             ==========
Class C (unlimited shares authorized):
Net assets.................................................................................................. $  422,352
Shares of beneficial interest issued and outstanding........................................................     41,783
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales
 charge).................................................................................................... $    10.11
                                                                                                             ==========
Class I (unlimited shares authorized):
Net assets.................................................................................................. $       --
Shares of beneficial interest issued and outstanding........................................................         --
Net asset value, offering and redemption price per share.................................................... $       --
                                                                                                             ==========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF OPERATIONS -- For the period ended April 30, 2007 -- (unaudited)

                                                                                     Short
                                                2010 High   2015 High   2020 High   Horizon
                                                Watermark   Watermark   Watermark   Income
                                               ----------  ----------  ----------  --------
INCOME:
Interest (unaffiliated)....................... $6,030,417  $3,874,318  $1,551,689  $ 62,196
                                               ----------  ----------  ----------  --------
Expenses:
 Investment advisory and management fees......    893,785     527,262     204,153     7,291
 Distribution and service maintenance fees:
   Class A....................................    212,644     155,594      63,750     3,724
   Class C....................................    628,394     237,203      76,928     1,511
   Service fees Class I.......................     34,777      32,354      13,753        --
 Transfer agent fees and expenses:
   Class A....................................    143,703     104,352      44,566     3,197
   Class C....................................    149,657      56,427      17,994     1,170
   Class I....................................     31,277      29,138      12,546        --
 Registration fees:
   Class A....................................     18,569      11,305       6,719     6,203
   Class C....................................      8,616       6,521       4,715     3,109
   Class I....................................      2,415       8,730       6,411        --
 Custodian and accounting fees................     39,310      21,725      16,865    14,010
 Reports to shareholders......................     30,167       9,050       1,810       517
 Audit and tax fees...........................     12,534      12,534      12,534    17,177
 Legal fees...................................     36,200      12,067       9,050     3,432
 Trustees' fees and expenses..................     11,484       4,552       1,862        15
 Fees paid to Prudential Global Funding,
   Inc. (Note 1)..............................    481,269     283,910     109,928        --
 Other expenses...............................     14,891       9,335       5,884     3,533
                                               ----------  ----------  ----------  --------
   Total expenses before fee waivers,
    expense reimbursements and custody
    credits...................................  2,749,692   1,522,059     609,468    64,889
   Fees waived and expenses reimbursed by
    investment advisor (Note 3)...............   (136,862)    (89,573)    (66,414)  (48,428)
   Custody credits earned on cash balances....       (916)       (695)       (665)     (290)
                                               ----------  ----------  ----------  --------
   Net expenses...............................  2,611,914   1,431,791     542,389    16,171
                                               ----------  ----------  ----------  --------
Net investment income (loss)..................  3,418,503   2,442,527   1,009,300    46,025
                                               ----------  ----------  ----------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) on investments
 (unaffiliated)...............................   (651,992)     34,615        (623)   (2,395)
Net realized gain (loss) on futures
 contracts and options contracts..............  6,174,725   5,837,850   2,586,615    24,357
                                               ----------  ----------  ----------  --------
Net realized gain (loss) on investments.......  5,522,733   5,872,465   2,585,992    21,962
                                               ----------  ----------  ----------  --------
Change in unrealized appreciation
 (depreciation) on investments (unaffiliated).    819,642     (33,339)   (258,667)  (19,121)
Change in unrealized appreciation
 (depreciation) on futures contracts and
 options contracts............................   (873,902)    363,425     456,050    35,134
                                               ----------  ----------  ----------  --------
Net unrealized gain (loss) on investments.....    (54,260)    330,086     197,383    16,013
                                               ----------  ----------  ----------  --------
Net realized and unrealized gain (loss) on
 investments..................................  5,468,473   6,202,551   2,783,375    37,975
                                               ----------  ----------  ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................... $8,886,976  $8,645,078  $3,792,675  $ 84,000
                                               ==========  ==========  ==========  ========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF CHANGES IN NET ASSETS

                                                    2010 High Watermark         2015 High Watermark        2020 High Watermark
                                                --------------------------  --------------------------  ------------------------
                                                   For the                     For the                    For the
                                                 six months                  six months                 six months
                                                    ended        For the        ended        For the       ended       For the
                                                  April 30,    year ended     April 30,    year ended    April 30,   year ended
                                                    2007       October 31,      2007       October 31,     2007      October 31,
                                                 (unaudited)      2006       (unaudited)      2006      (unaudited)     2006
                                                ------------  ------------  ------------  ------------  -----------  -----------
Operations:
  Net investment income (loss)................. $  3,418,503  $  6,930,607  $  2,442,527  $  3,898,096  $ 1,009,300  $ 1,508,221
  Net realized gain (loss) on investments......    5,522,733     1,116,426     5,872,465     2,328,859    2,585,992    1,208,342
  Net unrealized gain (loss) on investments....      (54,260)   11,816,767       330,086     8,754,019      197,383    3,307,718
                                                ------------  ------------  ------------  ------------  -----------  -----------
Net Increase (decrease) in net assets resulting
 from operations...............................    8,886,976    19,863,800     8,645,078    14,980,974    3,792,675    6,024,281
                                                ------------  ------------  ------------  ------------  -----------  -----------

Distributions to shareholders from:
  Net investment income (Class A)..............   (3,459,846)   (2,280,194)   (2,428,561)     (953,101)    (988,670)    (372,629)
  Net investment income (Class C)..............   (2,657,155)   (1,601,351)     (999,678)     (327,135)    (330,151)     (85,807)
  Net investment income (Class I)..............     (885,454)     (500,701)     (797,199)     (341,946)    (340,061)    (125,568)
  Net realized gain on securities (Class A)....   (5,195,203)     (667,043)   (5,749,513)     (483,638)  (2,544,217)    (200,378)
  Net realized gain on securities (Class C)....   (5,361,832)     (732,021)   (3,039,636)     (274,939)  (1,069,790)     (78,175)
  Net realized gain on securities (Class I)....   (1,127,269)     (117,948)   (1,639,489)     (136,947)    (761,670)     (52,898)
                                                ------------  ------------  ------------  ------------  -----------  -----------
Total distributions to shareholders............  (18,686,759)   (5,899,258)  (14,654,076)   (2,517,706)  (6,034,559)    (915,455)
                                                ------------  ------------  ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6)......  (11,889,350)  (28,355,269)   16,839,634    39,114,633    8,765,626   17,465,639
                                                ------------  ------------  ------------  ------------  -----------  -----------
Total increase (decrease) in net assets........  (21,689,133)  (14,390,727)   10,830,636    51,577,901    6,523,742   22,574,465

NET ASSETS:
Beginning of period............................  288,399,858   302,790,585   158,765,587   107,187,686   60,269,079   37,694,614
                                                ------------  ------------  ------------  ------------  -----------  -----------
End of period+................................. $266,710,725  $288,399,858  $169,596,223  $158,765,587  $66,792,821  $60,269,079
                                                ============  ============  ============  ============  ===========  ===========
--------
+ Includes accumulated undistributed net
 investment income (loss)...................... $  2,243,751  $  5,827,703  $  1,639,334  $  3,422,245  $   682,167  $ 1,331,749
                                                ============  ============  ============  ============  ===========  ===========

                                                   Short Horizon Income
                                                --------------------------
                                                  For the
                                                six months  For the period
                                                   ended     December 30,
                                                 April 30,  2005(1) through
                                                   2007       October 31,
                                                (unaudited)      2006
                                                ----------- ---------------
Operations:
  Net investment income (loss)................. $   46,025    $   60,592
  Net realized gain (loss) on investments......     21,962        (4,459)
  Net unrealized gain (loss) on investments....     16,013        30,322
                                                ----------    ----------
Net Increase (decrease) in net assets resulting
 from operations...............................     84,000        86,455
                                                ----------    ----------

Distributions to shareholders from:
  Net investment income (Class A)..............    (65,252)      (37,268)
  Net investment income (Class C)..............     (6,765)       (1,553)
  Net investment income (Class I)..............         --            --
  Net realized gain on securities (Class A)....    (26,559)           --
  Net realized gain on securities (Class C)....     (1,318)           --
  Net realized gain on securities (Class I)....         --            --
                                                ----------    ----------
Total distributions to shareholders............    (99,894)      (38,821)
                                                ----------    ----------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6)......    386,799     2,190,933
                                                ----------    ----------
Total increase (decrease) in net assets........    370,905     2,238,567

NET ASSETS:
Beginning of period............................  2,238,567            --
                                                ----------    ----------
End of period+................................. $2,609,472    $2,238,567
                                                ==========    ==========
--------
+ Includes accumulated undistributed net
 investment income (loss)...................... $   (4,221)   $   21,771
                                                ==========    ==========

(1)Commencement of operations.

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS

                                           Net gain
                                           (loss) on
                        Net               investment                                               Net               Net
                       Asset                 (both               Dividends  Distributions         Asset            Assets
                       Value      Net      realized   Total from  from net      from       Total  Value            end of
                     beginning investment     and     investment investment net realized  Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                                     2010 HIGH WATERMARK FUND
                                                                     ------------------------
                                                                              Class A
-
6/25/04@-10/31/04     $10.00     $0.04      $ 0.18      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 53,942
11/01/04-10/31/05      10.22      0.18       (0.08)       0.10      (0.04)      (0.06)     (0.10)  10.22    0.95    134,161
11/01/05-10/31/06      10.22      0.27        0.45        0.72      (0.17)      (0.05)     (0.22)  10.72    7.15    126,810
11/01/06-04/30/07(5)   10.72      0.14        0.21        0.35      (0.30)      (0.44)     (0.74)  10.33    3.39%   116,669
                                                                              Class C
-
6/25/04@-10/31/04     $10.00     $0.03      $ 0.19      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 55,449
11/01/04-10/31/05      10.22      0.12       (0.10)       0.02      (0.02)      (0.06)     (0.08)  10.16    0.20    145,975
11/01/05-10/31/06      10.16      0.20        0.46        0.66      (0.11)      (0.05)     (0.16)  10.66    6.55    133,709
11/01/06-04/30/07(5)   10.66      0.11        0.20        0.31      (0.22)      (0.44)     (0.66)  10.31    3.05%   121,719
                                                                              Class I
-
2/18/05#-10/31/05     $10.34     $0.18      $(0.27)     $(0.09)    $   --      $   --     $   --  $10.25   (0.87)% $ 22,655
11/01/05-10/31/06      10.25      0.31        0.47        0.78      (0.21)      (0.05)     (0.26)  10.77    7.76     27,881
11/01/06-04/30/07(5)   10.77      0.16        0.21        0.37      (0.35)      (0.44)     (0.79)  10.35    3.62%    28,323

                                                                     2015 HIGH WATERMARK FUND
                                                                     ------------------------
                                                                              Class A
-
6/25/04@-10/31/04     $10.00     $0.05      $ 0.28      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $ 12,262
11/01/04-10/31/05      10.33      0.22        0.27        0.49      (0.04)      (0.09)     (0.13)  10.69    4.74     58,350
11/01/05-10/31/06      10.69      0.32        0.90        1.22      (0.16)      (0.08)     (0.24)  11.67   11.62     88,219
11/01/06-04/30/07(5)   11.67      0.17        0.43        0.60      (0.32)      (0.76)     (1.07)  11.20    5.47%    92,111
                                                                              Class C
-
6/25/04@-10/31/04     $10.00     $0.04      $ 0.29      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $  5,239
11/01/04-10/31/05      10.33      0.15        0.26        0.41      (0.03)      (0.09)     (0.12)  10.62    3.92     32,569
11/01/05-10/31/06      10.62      0.25        0.90        1.15      (0.10)      (0.08)     (0.18)  11.59   10.94     45,450
11/01/06-04/30/07(5)   11.59      0.13        0.45        0.58      (0.25)      (0.76)     (1.01)  11.16    5.20%    50,377
                                                                              Class I
-
2/18/05#-10/31/05     $10.75     $0.20      $(0.23)     $(0.03)    $   --      $   --     $   --  $10.72   (0.28)% $ 16,269
11/01/05-10/31/06      10.72      0.37        0.92        1.29      (0.21)      (0.08)     (0.29)  11.72   12.22     25,097
11/01/06-04/30/07(5)   11.72      0.20        0.44        0.64      (0.37)      (0.76)     (1.13)  11.23    5.72%    27,109

                 Ratio
                 of net
 Ratio of      investment
 expense       income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------





   1.65%(3)(4)    1.13%(3)(4)     0%
   1.65(4)        1.84(4)        73
   1.65(4)        2.57(4)        15
   1.65%(3)(4)    2.74%(3)(4)     2


   2.30%(3)(4)    0.49%(3)(4)     0%
   2.30(4)        1.20(4)        73
   2.30(4)        1.92(4)        15
   2.30%(3)(4)    2.09%(3)(4)     2


   1.15%(3)(4)    2.52%(3)(4)    73%
   1.18(4)        3.05(4)        15
   1.18%(3)(4)    3.21%(3)(4)     2





   1.65%(3)(4)    1.29%(3)(4)     0%
   1.65(4)        2.12(4)         1
   1.65(4)        2.94(4)         1
   1.65%(3)(4)    3.13%(3)(4)     2


   2.30%(3)(4)    0.65%(3)(4)     0%
   2.30(4)        1.47(4)         1
   2.30(4)        2.28(4)         1
   2.30%(3)(4)    2.48%(3)(4)     2


   1.15%(3)(4)    2.73%(3)(4)     1%
   1.18(4)        3.42(4)         1
   1.18%(3)(4)    3.60%(3)(4)     2

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/04(3) 10/31/05 10/31/06 04/30/07(3)
                                         ----------- -------- -------- -----------
2010 High Watermark Fund Class A........      2.25%    0.03%    0.07%     0.07%
2010 High Watermark Fund Class C........      2.32     0.02     0.07      0.06
2010 High Watermark Fund Class I........        --     0.45     0.48      0.42
2015 High Watermark Fund Class A........     10.24     0.13     0.07      0.04
2015 High Watermark Fund Class C........     22.14     0.14     0.08      0.05
2015 High Watermark Fund Class I........        --     0.52     0.48      0.45

(5)Unaudited.

        AIG Series Trust
        FINANCIAL HIGHLIGHTS -- (continued)

                                           Net gain
                                           (loss) on
                        Net               investment                                               Net               Net
                       Asset                 (both               Dividends  Distributions         Asset            Assets
                       Value      Net      realized   Total from  from net    from net     Total  Value            end of
                     beginning investment     and     investment investment   realized    Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------

                                                                        2020 HIGH WATERMARK FUND
                                                                        ------------------------
                                                                                Class A
-
6/25/04@-10/31/04     $10.00     $0.05      $ 0.24      $0.29      $   --      $   --     $   --  $10.29    2.90%  $ 4,152
11/01/04-10/31/05      10.29      0.21        0.45       0.66       (0.03)      (0.07)     (0.10)  10.85    6.42    22,847
11/01/05-10/31/06      10.85      0.34        1.03       1.37       (0.16)      (0.09)     (0.25)  11.97   12.75    34,897
11/01/06-04/30/07(7)   11.97      0.18        0.53       0.71       (0.33)      (0.86)     (1.20)  11.48    6.17%   38,845
                                                                                Class C
-
6/25/04@-10/31/04     $10.00     $0.03      $ 0.26      $0.29      $   --      $   --     $   --  $10.29    2.90%  $ 1,355
11/01/04-10/31/05      10.29      0.15        0.44       0.59       (0.02)      (0.07)     (0.09)  10.79    5.73     9,008
11/01/05-10/31/06      10.79      0.26        1.03       1.29       (0.09)      (0.09)     (0.18)  11.90   12.07    14,751
11/01/06-04/30/07(7)   11.90      0.15        0.52       0.67       (0.27)      (0.86)     (1.13)  11.44    5.85%   16,151
                                                                                Class I
-
2/18/05#-10/31/05     $10.88     $0.20      $(0.19)     $0.01      $   --      $   --     $   --  $10.89    0.09%  $ 5,841
11/01/05-10/31/06      10.89      0.39        1.04       1.43       (0.20)      (0.09)     (0.29)  12.03   13.34    10,621
11/01/06-04/30/07(7)   12.03      0.21        0.51       0.72       (0.38)      (0.86)     (1.24)  11.51    6.33%   11,797

                                                                       SHORT HORIZON INCOME FUND
                                                                       -------------------------
                                                                                Class A
-
12/30/05@-10/31/06    $10.00     $0.31      $ 0.09      $0.40      $(0.18)     $   --     $(0.18) $10.22    4.05%  $ 2,134
11/01/06-04/30/07(7)   10.22      0.19        0.03       0.22       (0.18)      (0.13)     (0.31)  10.13    3.47%    2,187
                                                                                Class C
-
12/30/05@-10/31/06    $10.00     $0.24      $ 0.10      $0.34      $(0.15)     $   --     $(0.15) $10.19    3.46%  $   104
11/01/06-04/30/07(7)   10.19      0.14        0.06       0.20       (0.15)      (0.13)     (0.28)  10.11    3.25%      422

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------





   1.65%(3)(4)(6)    1.23%(3)(4)(6)     0%
   1.65(4)           2.07(4)            0
   1.65(4)           3.06(4)            0
   1.65%(3)(4)       3.29%(3)(4)        0


   2.30%(3)(4)(6)    0.59%(3)(4)(6)     0%
   2.30(4)           1.41(4)            0
   2.30(4)           2.42(4)            0
   2.30%(3)(4)       2.64%(3)(4)        0


   1.15%(3)(4)       2.73%(3)(4)        0%
   1.18(4)           3.55(4)            0
   1.18%(3)(4)       3.76%(3)(4)        0





   1.25%(3)(4)(5)    3.27%(3)(4)(5)    99%
   1.25%(3)(4)(5)    3.87%(3)(4)(5)    18


   1.90%(3)(4)(5)    2.58%(3)(4)(5)    99%
   1.90%(3)(4)(5)    3.23%(3)(4)(5)    18

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/04(3) 10/31/05 10/31/06  04/30/07(3)
                                         ----------- -------- --------  -----------
2020 High Watermark Fund Class A........    25.34%     0.43%    0.19%      0.13%
2020 High Watermark Fund Class C........    79.03      0.50     0.22       0.15
2020 High Watermark Fund Class I........       --      0.87     0.65       0.57
Short Horizon Income Fund Class A.......       --        --     5.76(3)    3.75
Short Horizon Income Fund Class C.......       --        --    36.70(3)    5.61

(5)Net of custody credits of 0.02%
(6)Net of custody credits of 0.01%.
(7)Unaudited

See Notes to Financial Statements

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2007 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds  76.9%
                           U.S. Treasury Bills  23.9%
                                               -----
                                               100.8%
                                               =====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2007 -- (unaudited)

                                               Principal
                                                Amount/
                                                 Shares        Value
               Security Description          Subject To Put   (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS -- 76.9%
       U.S. Treasury Bonds -- 76.9%
         United States Treasury Bond Strip
          zero coupon due 08/15/10..........  $229,320,000  $195,191,721
         United States Treasury Bond Strip
          zero coupon due 08/15/10..........    11,500,000     9,947,028
                                                            ------------
       Total U.S. Government Obligations
         (cost $207,767,883)................                 205,138,749
                                                            ------------
       PUT OPTIONS PURCHASED -- 0.0%+
       Index/Expiration Date/Exercise Price
         S&P 500 Index/May 2007/$1,320
          (cost $65,358)....................        58,750        44,063
                                                            ------------
       Total Long-Term Investment Securities
          (Cost $207,833,241)...............                 205,182,812
                                                            ------------
       SHORT-TERM INVESTMENT SECURITIES -- 23.9%
       U.S. Treasury Bills -- 23.9%
         United States Treasury Bills
          4.76% due 06/14/07................       350,000       347,916
         United States Treasury Bills
          4.78% due 06/14/07(1).............    12,650,000    12,574,339
         United States Treasury Bills
          4.80% due 10/18/07................     9,300,000     9,088,537
         United States Treasury Bills
          4.81% due 09/27/07................    19,350,000    18,963,987
         United States Treasury Bills
          4.85% due 07/26/07(1).............    13,600,000    13,446,171
         United States Treasury Bills
          4.85% due 08/30/07................     1,800,000     1,770,899


                                                Principal     Value
                 Security Description            Amount      (Note 2)
        ----------------------------------------------------------------
        U.S. Treasury Bills (continued)
          United States Treasury Bills
           4.88% due 07/26/07................. $7,600,000  $  7,514,036
                                                           ------------
        Total Short-Term Investment Securities
           (cost $63,693,849).................               63,705,885
                                                           ------------
        TOTAL INVESTMENTS --
           (cost $271,527,090)(2).............      100.8%  268,888,697
        Liabilities in excess of other assets.       (0.8)   (2,177,972)
                                               ----------  ------------
        NET ASSETS --                               100.0% $266,710,725
                                               ==========  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                 Shares
                                                 Subject    Value
                    Security Description         To Call   (Note 2)
            --------------------------------------------------------
            CALL OPTIONS WRITTEN -- (0.2%)+
            Index/Expiration Date/Exercise Price
              S&P 500 Index/May 2007/$1,490..... (14,500) $(218,950)
              S&P 500 Index/May 2007/$1,500..... (44,250)  (446,925)
                                                          ---------
            Total Call Options Written
               (premiums received $446,767).....          $(665,875)
                                                          =========

Open Futures Contracts
----------------------------------------------------------------------------------------
                                                              Value at      Unrealized
Number of                                         Value at    April 30,   Appreciation/
Contracts      Description      Expiration Date  Trade Date     2007      (Depreciation)
--------- --------------------- --------------- ------------ ------------ --------------
342 Long  S&P 500 Futures Index    June 2007    $121,380,814 $127,258,200   $5,877,386
                                                                            ==========

See Notes to Financial Statements

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2007 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds  55.3%
                           U.S. Treasury Bills  46.0%
                                               -----
                                               101.3%
                                               =====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2007 -- (unaudited)

                                                Principal
                                                 Amount/
                                                  Shares       Value
                Security Description          Subject To Put  (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 55.3%
        U.S. Treasury Bonds -- 55.3%
          United States Treasury Bond Strip
           zero coupon due 08/15/15
           (cost $94,683,537)................  $137,415,000  $93,800,853
                                                             -----------
        PUT OPTIONS PURCHASED -- 0.0%+
        Index/Expiration Date/Exercise Price
          S&P 500 Index/May 2007/$1,320
           (cost $65,761)....................        59,000       44,250
                                                             -----------
        Total Long-Term Investment Securities
           (Cost $94,749,298)................                 93,845,103
                                                             -----------
        SHORT-TERM INVESTMENT SECURITIES -- 46.0%
        U.S. Treasury Bills -- 46.0%
          United States Treasury Bills
           4.77% due 06/14/07(1).............    19,550,000   19,433,546
          United States Treasury Bills
           4.80% due 10/18/07................    12,200,000   11,922,596
          United States Treasury Bills
           4.81% due 09/27/07(1).............    20,900,000   20,483,066
          United States Treasury Bills
           4.84% due 07/26/07(1).............    12,500,000   12,358,613
          United States Treasury Bills
           4.86% due 08/30/07................     1,450,000    1,426,558

                                                Principal      Value
               Security Description              Amount       (Note 2)
      ------------------------------------------------------------------
      U.S. Treasury Bills (continued)
        United States Treasury Bills
         4.88% due 07/26/07................... $12,000,000  $ 11,864,268
        United States Treasury Bills
         4.89% due 07/26/07...................     500,000       494,345
                                                            ------------
      Total Short-Term Investment Securities
         (cost $77,968,952)...................                77,982,992
                                                            ------------
      TOTAL INVESTMENTS --
         (cost $172,718,250)(2)...............       101.3%  171,828,095
        Liabilities in excess of other assets.        (1.3)   (2,231,872)
                                               -----------  ------------
      NET ASSETS --                                  101.3% $169,596,223
                                               ===========  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                 Shares
                                                 Subject    Value
                    Security Description         To Call   (Note 2)
            --------------------------------------------------------
            CALL OPTIONS WRITTEN -- (0.0%)+
            Index/Expiration Date/Exercise Price
              S&P 500 Index/May 2007/$1,490..... (14,750) $(222,725)
              S&P 500 Index/May 2007/$1,500..... (44,250)  (446,925)
                                                          ---------
            Total Call Options Written
               (premiums received $449,014) ....          $(669,650)
                                                          =========

Open Futures Contracts
----------------------------------------------------------------------------------------
                                                              Value at      Unrealized
Number of                                         Value at    April 30,   Appreciation/
Contracts      Description      Expiration Date  Trade Date     2007      (Depreciation)
--------- --------------------- --------------- ------------ ------------ --------------
406 Long  S&P 500 Futures Index    June 2007    $144,081,717 $151,072,600   $6,990,883
                                                                            ==========

See Notes to Financial Statements

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2007 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds  48.8%
                           U.S. Treasury Bills  52.2%
                                               -----
                                               101.0%
                                               =====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2007 -- (unaudited)

                                                Principal
                                                 Amount/
                                                  Shares       Value
                Security Description          Subject To Put  (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 48.8%
        U.S. Treasury Bonds -- 48.8%
          United States Treasury Bond Strip
           zero coupon due 08/15/20..........  $10,980,000   $ 5,748,151
          United States Treasury Bond Strip
           zero coupon due 08/15/20..........   51,360,000    26,817,881
                                                             -----------
        Total U.S. Government Obligations
           (cost $33,031,579)................                 32,566,032
                                                             -----------
        PUT OPTIONS PURCHASED -- 0.0%+
        Index/Expiration Date/Exercise Price
          S&P 500 Index / May 2007/$1,320
           (cost $8,360).....................        7,500         5,625
                                                             -----------
        Total Long-Term Investment Securities
           (cost $33,039,939)................                 32,571,657
                                                             -----------
        SHORT-TERM INVESTMENT SECURITIES -- 52.2%
        U.S. Treasury Bills -- 52.2%
          United States Treasury Bills
           4.77% due 03/08/07(1).............    8,600,000     8,548,748
          United States Treasury Bills
           4.79% due 02/08/07................      300,000       298,203
          United States Treasury Bills
           4.80% due 02/08/07................    6,750,000     6,596,519
          United States Treasury Bills
           4.81% due 02/08/07................    7,350,000     7,203,375
          United States Treasury Bills
           4.84% due 04/26/07................    1,000,000       983,833
          United States Treasury Bills
           4.85% due 04/05/07................    4,700,000     4,646,838


                                                Principal     Value
                 Security Description            Amount      (Note 2)
        ---------------------------------------------------------------
        U.S. Treasury Bills (continued)
          United States Treasury Bills
           4.88% due 04/08/07(1).............. $6,200,000  $ 6,129,872
          United States Treasury Bills
           4.89% due 03/08/07.................    500,000      494,344
                                                           -----------
        Total Short-Term Investment Securities
           (cost $34,895,232).................              34,901,732
                                                           -----------
        TOTAL INVESTMENTS --
           (cost $67,935,171)(2)..............      101.0%  67,473,389
        Liabilities in excess of other assets.       (1.0)    (680,568)
                                               ----------  -----------
        NET ASSETS --                               101.0% $66,792,821
                                               ==========  ===========

--------
+  Non-income producing securities.
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                  Shares
                                                  Subject  Value
                     Security Description         To Call (Note 2)
             ------------------------------------------------------
             CALL OPTIONS WRITTEN -- (0.13%)
             Index/Expiration Date/Exercise Price
               S&P 500 Index / May 2007 / $1,490. (1,750) $(26,425)
               S&P 500 Index / May 2007 / $1,500. (5,750)  (58,075)
                                                          --------
             Total Call Options Written
                (premiums received $56,641)......         $(84,500)
                                                          --------

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                             Value at     Unrealized
Number of                                        Value at    April 30,  Appreciation/
Contracts      Description      Expiration Date Trade Date     2007     (Depreciation)
--------- --------------------- --------------- ----------- ----------- --------------
169 Long  S&P 500 Futures Index    June 2007    $59,892,855 $62,884,900   $2,992,045
                                                                          ==========

See Notes to Financial Statements

        AIG Series Trust -- Short Horizon Income Fund
        PORTFOLIO PROFILE -- April 30, 2007 -- (unaudited)

Industry Allocation*

                U.S. Treasury Bonds.....................  39.8%
                Government National Mortgage Association  49.0%
                U.S. Treasury Bills.....................  11.2%
                                                         -----
                                                         100.0%
                                                         =====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- Short Horizon Income Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2007 -- (unaudited)

                                                  Principal    Value
                  Security Description             Amount     (Note 2)
         -------------------------------------------------------------
         U.S. GOVERNMENT OBLIGATIONS -- 39.8%
         U.S. Treasury Bonds -- 39.8%
           United States Treasury Bond Strip
            zero coupon due 11/15/08............ $   750,000 $  697,729
           United States Treasury Bond Strip
            zero coupon due 08/15/09............      40,000     36,062
           United States Treasury Note Strip
            zero coupon due 11/15/09............     290,000    303,638
                                                             ----------
         Total U.S. Government Obligations
          (cost $1,038,400).....................              1,037,429
                                                             ----------
         U.S. GOVERNMENT AGENCIES -- 49.0%
         Government National Mortgage Association -- 49.0%
           Government National Mtg. Association
            6.50% due 10/15/31..................   6,599,999    485,948
           Government National Mtg. Association
            6.50% due 02/15/32..................   1,563,199    356,373
           Government National Mtg. Association
            7.00% due 06/15/31..................  11,010,000    437,598
                                                             ----------
         Total U.S. Government Agencies
          (cost $1,267,775).....................              1,279,919
                                                             ----------
         Total Long-Term Investment Securities
            (cost $2,306,175)...................              2,317,348
                                                             ----------
         SHORT-TERM INVESTMENT SECURITIES -- 11.2%
         U.S.Treasury Bills -- 11.2%
           United States Treasury Bills
            4.80% due 04/05/07..................      25,000     24,431
           United States Treasury Bills
            4.82% due 07/26/07..................      10,000      9,887
           United States Treasury Bills
            4.82% due 09/27/07..................      90,000     88,205

                                                 Principal   Value
                   Security Description           Amount    (Note 2)
          -----------------------------------------------------------
          U.S.Treasury Bills (continued)
            United States Treasury Bills
             4.82% due 06/14/07(1).............. $140,000  $  139,157
            United States Treasury Bills
             4.97% due 08/30/07.................   30,000      29,515
                                                           ----------
          Total Short-Term Investment Securities
            (cost $291,167).....................              291,195
                                                           ----------
          TOTAL INVESTMENTS --
           (cost $2,597,342)(2).................    100.0%  2,608,543
          Other assets less liabilities.........      0.0         929
                                                 --------  ----------
          NET ASSETS --                             100.0% $2,609,472
                                                 ========  ==========

--------
+  Non-Income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                  Shares
                                                  Subject  Value
                     Security Description         To Call (Note 2)
             -----------------------------------------------------
             CALL OPTIONS WRITTEN -- (0.2%)+
             Index/Expiration Date/Exercise Price
               S&P 500 Index/May 2007/$1,490.....  (250)  $(3,775)
               S&P 500 Index/May 2007/$1,500.....  (250)   (2,525)
                                                          -------
             Total Call Options Written
              (premiums received $4,243).........         $(6,300)
                                                          =======


Open Futures Contracts
----------------------------------------------------------------------------------
                                                          Value at    Unrealized
Number of                                       Value at  April 30, Appreciation/
Contracts     Description      Expiration Date Trade Date   2007    (Depreciation)
--------- -------------------- --------------- ---------- --------- --------------
 2 Long   S&P 500 Future Index    June 2007     $707,009  $744,200     $37,191
                                                                       =======

See Notes to Financial Statements

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)

Note 1. Organization

   The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of five different investment funds (each, a "Fund" and collectively, the "Funds"), four of which were offered to shareholders as of April 30, 2007. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or AIG SunAmerica"), an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). An Investor may invest in one or more of the following
   Funds: 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund (each a "High Watermark Fund" and collectively the "High Watermark Funds"); and the Short Horizon Income Fund. The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of these Funds is: 2010 High Watermark Fund -- August 31, 2010; 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020. On April 10, 2007, the Long Horizon Fund, as a series of the Trust, was liquidated. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund seeks high total return as a secondary objective. Each High Watermark Fund undertakes that on the Protected Maturity Date each shareholder in the High Watermark Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the High Watermark Fund, and Prudential Global Funding, Inc. ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met. Please refer to the Funds' prospectus for details on these conditions.

   The Short Horizon Income Fund utilizes an Asset Allocation Strategy which is designed to deliver high current income at a level comparable to a short or mid-maturity bond fund together with moderate capital appreciation.

   Each Fund is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the 2015 and 2020 High Watermark Funds will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C make distribution and account maintenance and service fee

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)

   payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)


   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income, if any, are paid annually for the 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund. Dividends from net investment income, if any, for the Short Horizon Income Fund are declared daily and paid monthly. Capital Gain distributions, if any, are paid annually. Each of the Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required Financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment of cash or other liquid securities with the futures commission merchant ("the futures broker"). The Funds' activities in futures contracts are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)


   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call options written during the period ended April 30, 2007 are summarized as follows:

                                                    2010 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2006............    (234)   $  (489,271)
Options written....................................  (1,577)    (2,496,700)
Options terminated in closing purchase transactions   1,399      2,236,775
Options expired....................................     177        302,429
Options exercised..................................      --             --
                                                     ------    -----------
Options outstanding at April 30, 2007..............    (235)   $  (446,767)
                                                     ======    ===========

                                                    2015 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2006............    (209)   $  (447,297)
Options written....................................  (1,417)    (2,332,139)
Options terminated in closing purchase transactions   1,250      2,083,383
Options expired....................................     140        247,039
Options exercised..................................      --             --
                                                     ------    -----------
Options outstanding at April 30, 2007..............    (236)   $  (449,014)
                                                     ======    ===========

                                                    2020 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2006............     (25)   $   (53,449)
Options written....................................    (195)      (293,941)
Options terminated in closing purchase transactions     168        258,330
Options expired....................................      22         32,419
Options exercised..................................      --             --
                                                     ------    -----------
Options outstanding at April 30, 2007..............     (30)   $   (56,641)
                                                     ======    ===========

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)

                                                    Short Horizon Income Fund
                                                    ------------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------    --------
Options outstanding at October 31, 2006............     (2)      $ (3,493)
Options written....................................    (12)       (18,006)
Options terminated in closing purchase transactions     11         15,760
Options expired....................................      1          1,496
Options exercised..................................     --             --
                                                       ---        --------
Options outstanding at April 30, 2007..............     (2)      $ (4,243)
                                                       ===        ========

Note 3. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of the High Watermark Funds and on behalf of the Short Horizon Income Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with AIG SunAmerica. Under the Agreements, AIG SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board of Trustees (the "Board" or the "Trustees"). In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. The investment advisory and management fee paid to AIG SunAmerica with respect to each Fund is computed daily and payable monthly is as follows: 0.65% of the average daily net assets of the High Watermark Funds and 0.60% of the average daily net assets of the Short Horizon Income Fund. If a High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   Pursuant to the Subadvisory Agreements AIG SunAmerica has delegated portfolio management responsibilities to Trajectory Asset Management, LLC ("Trajectory" or the "Subadviser"). The Subadviser's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by AIG SunAmerica. The subadvisory fee will be calculated on the Fund-level and not by aggregating fees on a Trust-level. Effective as of September 1, 2006 until October 31, 2007, AIG SunAmerica agrees to pay the Subadviser a minimum annual fee equal to 0.26%, 0.25% and 0.20%, respectively, of the 2010, 2015 and 2020 High
   Watermark Fund's average daily net assets, and a minimum annual fee equal to 0.15% of the Short Horizon Income Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of AIG SunAmerica and the Subadviser, and subject to approval by the Board of Trustees, including a majority of Trustees who are not parties to the Subadvisory Agreement or interested persons of any such party. Payments to the Subadviser for its services are made by AIG SunAmerica, not by the Funds.

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep operating expenses at or below the following percentages of each Fund's average net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Trustees, including a majority of Trustees who are not interested persons of the Trust or AIG SunAmerica as defined by the 1940 Act (the "Disinterested Trustees").

Fund                                     Percentage
----                                     ----------
2010 High Watermark Class A.............    1.65%
2010 High Watermark Class C.............    2.30
2010 High Watermark Class I.............    1.18
2015 High Watermark Class A.............    1.65
2015 High Watermark Class C.............    2.30
2015 High Watermark Class I.............    1.18
2020 High Watermark Class A.............    1.65
2020 High Watermark Class C.............    2.30
2020 High Watermark Class I.............    1.18
Short Horizon Income Class A............    1.25
Short Horizon Income Class C............    1.90

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)


   Further, any waivers and/or reimbursements made by AIG SunAmerica with respect to a Fund are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended April 30, 2007, pursuant to the contractual expense limitations in the above table, AIG SunAmerica has waived and/or reimbursed expenses as follows:

Fund                                     Amount
----                                     ------
2010 High Watermark Class A............. $43,486
2010 High Watermark Class C.............  35,408
2010 High Watermark Class I.............  57,968
2015 High Watermark Class A.............  19,875
2015 High Watermark Class C.............  11,834
2015 High Watermark Class I.............  57,864
2020 High Watermark Class A.............  24,096
2020 High Watermark Class C.............  11,224
2020 High Watermark Class I.............  31,094
Short Horizon Income Class A............  39,951
Short Horizon Income Class C............   8,477

   For the period ended April 30, 2007, AIG SunAmerica did not recoup any previous waivers or reimbursements on the High Watermark Funds and Short Horizon Income Fund.

   As of April 30, 2007, the amount of expenses previously waived and/or reimbursed by AIG SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                             Other
                                            Expenses
Fund                                       Reimbursed
----                                     --------------
2010 High Watermark.....................    $103,770
2015 High Watermark.....................      68,791
2020 High Watermark.....................      90,981
Short Horizon Income....................     125,319

                                         Class Specific
                                            Expenses
Fund                                       Reimbursed
----                                     --------------
2010 High Watermark Class A.............    $129,607
2010 High Watermark Class C.............     117,246
2010 High Watermark Class I.............     205,794
2015 High Watermark Class A.............      88,955
2015 High Watermark Class C.............      53,648
2015 High Watermark Class I.............     178,812
2020 High Watermark Class A.............      83,739
2020 High Watermark Class C.............      40,916
2020 High Watermark Class I.............      96,224
Short Horizon Income Class A............      20,516
Short Horizon Income Class C............      31,796

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)


   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the period ended April 30, 2007, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust on behalf of each Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and recordkeeping services to Class I shareholders. For the period ended April 30, 2007, SACS earned fees (see Statement of Operations) based upon aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended April 30, 2007, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                         Class A                    Class A       Class C
                          -------------------------------------- ------------- -------------
                                                                  Contingent    Contingent
                           Sales     Affiliated   Non-affiliated   Deferred      Deferred
Fund                      Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
----                      -------- -------------- -------------- ------------- -------------
2010 High Watermark...... $165,302    $44,508        $ 95,800        $ --         $6,503
2015 High Watermark......  294,799     75,805         172,725         740          1,252
2020 High Watermark......  123,913     39,976          66,941           5          1,844
Short Horizon Income.....       25         --              22          --             --

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended April 30, 2007, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                    Payable at
Fund                                     Expenses April 30, 2007
----                                     -------- --------------
2010 High Watermark Class A............. $133,662    $21,157
2010 High Watermark Class C.............  138,247     22,111
2010 High Watermark Class I.............   30,603      5,084
2015 High Watermark Class A.............   97,802     16,367
2015 High Watermark Class C.............   52,185      8,971
2015 High Watermark Class I.............   28,471      4,844
2020 High Watermark Class A.............   40,071      6,872
2020 High Watermark Class C.............   16,924      2,888
2020 High Watermark Class I.............   12,103      2,092
Short Horizon Income Class A............    2,341        393
Short Horizon Income Class C............      332         76

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)


   At April 30, 2007, VALIC, an indirect wholly-owned subsidiary of AIG, owned 98.25%, 99.52% and 98.35% of the outstanding shares of the 2010 High Watermark Fund Class I, 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively. At April 30, 2007, AIG SunAmerica, an indirect wholly-owned subsidiary of AIG, owned 98.49% of the outstanding Class A shares of Short Horizon Income Fund. At April 30, 2007, AIG SunAmerica owned 89.62% of the outstanding Class C shares of Short Horizon Income Fund.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2007 were as follows:

                                             2010           2015           2020          Short
                                        High Watermark High Watermark High Watermark Horizon Income
                                             Fund           Fund           Fund           Fund
                                        -------------- -------------- -------------- --------------
Purchases of U.S. government securities  $ 4,299,890     $6,132,540     $3,853,875      $673,733
Sales of U.S. government securities....   22,820,367      2,033,670             --       405,594

Note 5. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   2010           2015           2020          Short
                                              High Watermark High Watermark High Watermark Horizon Income
                                                   Fund           Fund           Fund           Fund
                                              -------------- -------------- -------------- --------------
Cost.........................................  $272,082,204   $172,718,250   $67,940,529     $2,598,727
                                               ============   ============   ===========     ==========
Appreciation.................................  $     12,036   $     14,039        98,070     $   13,509
Depreciation.................................    (3,205,543)      (904,194)     (565,210)        (3,693)
                                               ------------   ------------   -----------     ----------
Unrealized appreciation (depreciation) -- net  $ (3,193,507)  $   (890,155)  $  (467,140)    $    9,816
                                               ============   ============   ===========     ==========

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from Section 1256 contracts, wash sales and amortization of organizational costs.

                                        Distributable Earnings              Tax Distributions
                               ----------------------------------------  ------------------------
                                              For the year ended October 31, 2006
                               ------------------------------------------------------------------
                                             Long-term      Unrealized
                                Ordinary   Gains/Capital   Appreciation   Ordinary    Long-term
Fund                             Income    Loss Carryover (Depreciation)   Income   Capital Gains
----                           ----------- -------------- -------------- ---------- -------------
2010 High Watermark........... $10,755,169   $6,760,320    $(3,968,870)  $4,814,781  $1,084,477
2015 High Watermark...........   7,585,340    6,266,584       (819,631)   1,989,205     528,501
2020 High Watermark...........   3,080,483    2,627,278       (207,015)     716,481     198,974
Long Horizon..................      71,347       67,718        (30,253)          --          --
Short Horizon Income..........      27,523       22,221         (2,012)      38,821          --

   For the period ended October 31, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were due to principle paydown adjustments to the components of net assets as follows:

                           Accumulated      Accumulated
                          Undistributed  Undistributed Net
                          Net Investment   Realized Gain   Capital
                          Income (Loss)       (Loss)       Paid-In
-                         -------------- ----------------- -------
2010 High Watermark......     $   --          $    --       $ --
2015 High Watermark......         --               --         --
2020 High Watermark......         --               --         --
Long Horizon.............         --               --         --
Short Horizon Income.....      2,631           (2,631)        --

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                       2010 High Watermark Fund
                ------------------------------------------------------------------------------------------------------
                                      Class A                                             Class C
                --------------------------------------------------  --------------------------------------------------
                         For the                                             For the
                    six months ended               For the              six months ended               For the
                     April 30, 2007              year ended              April 30, 2007              year ended
                       (unaudited)            October 31, 2006             (unaudited)            October 31, 2006
                ------------------------  ------------------------  ------------------------  ------------------------
                  Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold....    471,155  $  4,890,979   2,309,929  $ 23,885,720     578,088  $  5,918,698   2,378,919  $ 24,507,730
Reinvested
 shares........    723,851     7,347,043     242,333     2,498,450     648,845     6,585,759     184,193     1,899,035
Shares redeemed (1,729,351)  (17,791,631) (3,854,874)  (39,863,110) (1,964,182)  (20,297,150) (4,380,676)  (45,197,477)
                ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
 (decrease)....   (534,345) $ (5,553,609) (1,302,612) $(13,478,940)   (737,249) $ (7,792,693) (1,817,564) $(18,790,712)
                ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                  2010 High Watermark Fund
                        --------------------------------------------
                                           Class I
                        --------------------------------------------
                               For the
                           six months ended           For the
                            April 30, 2007           year ended
                             (unaudited)          October 31, 2006
                        ---------------------  ---------------------
                         Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------
Shares sold............  216,045  $ 2,219,599   590,197  $ 6,104,079
Reinvested shares......  198,298    2,012,722    59,947      618,648
Shares redeemed........ (266,759)  (2,775,369) (270,322)  (2,808,344)
                        --------  -----------  --------  -----------
Net increase (decrease)  147,584  $ 1,456,952   379,822  $ 3,914,383
                        ========  ===========  ========  ===========

                                                           2015 High Watermark Fund
                        ----------------------------------------------------------------------------------------------
                                            Class A                                         Class C
                        -----------------------------------------------  ---------------------------------------------
                               For the                                          For the
                           six months ended             For the             six months ended            For the
                            April 30, 2007            year ended             April 30, 2007           year ended
                             (unaudited)           October 31, 2006           (unaudited)          October 31, 2006
                        ---------------------  ------------------------  ---------------------  ----------------------
                         Shares      Amount      Shares       Amount      Shares      Amount      Shares      Amount
                        --------  -----------  ----------  ------------  --------  -----------  ---------  -----------
Shares sold............  809,333  $ 9,011,966   3,147,733  $ 34,478,894   644,629  $ 7,145,549  1,470,515  $16,064,236
Reinvested shares......  675,473    7,382,653     119,283     1,308,537   311,483    3,401,343     46,935      514,406
Shares redeemed........ (819,399)  (9,116,756) (1,166,623)  (12,821,379) (360,375)  (3,982,800)  (662,743)  (7,255,541)
                        --------  -----------  ----------  ------------  --------  -----------  ---------  -----------
Net increase (decrease)  665,407  $ 7,277,863   2,100,393  $ 22,966,052   595,737  $ 6,564,092    854,707  $ 9,323,101
                        ========  ===========  ==========  ============  ========  ===========  =========  ===========

                                  2015 High Watermark Fund
                        --------------------------------------------
                                           Class I
                        --------------------------------------------
                               For the
                           six months ended           For the
                            April 30, 2007           year ended
                             (unaudited)          October 31, 2006
                        ---------------------  ---------------------
                         Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------
Shares sold............  165,907  $ 1,854,094   760,245  $ 8,335,830
Reinvested shares......  222,732    2,436,687    43,655      478,893
Shares redeemed........ (115,760)  (1,293,102) (179,266)  (1,989,243)
                        --------  -----------  --------  -----------
Net increase (decrease)  272,879  $ 2,997,679   624,634  $ 6,825,480
                        ========  ===========  ========  ===========

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)


                                                          2020 High Watermark Fund
                        -------------------------------------------------------------------------------------------
                                           Class A                                        Class C
                        ---------------------------------------------  --------------------------------------------
                               For the                                        For the
                           six months ended            For the            six months ended           For the
                            April 30, 2007           year ended            April 30, 2007           year ended
                             (unaudited)          October 31, 2006          (unaudited)          October 31, 2006
                        ---------------------  ----------------------  ---------------------  ---------------------
                         Shares      Amount      Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  ---------  -----------  --------  -----------  --------  -----------
Shares sold............  345,367  $ 3,921,315  1,312,154  $14,631,184   184,886  $ 2,081,931   575,961  $ 6,432,878
Reinvested shares......  296,093    3,307,365     49,392      553,189   104,515    1,165,339    13,149      147,271
Shares redeemed........ (173,420)  (1,957,378)  (552,841)  (6,116,907) (116,907)  (1,332,136) (184,271)  (2,053,722)
                        --------  -----------  ---------  -----------  --------  -----------  --------  -----------
Net increase (decrease)  468,040  $ 5,271,302    808,705  $ 9,067,466   172,494  $ 1,915,134   404,839  $ 4,526,427
                        ========  ===========  =========  ===========  ========  ===========  ========  ===========

                                2020 High Watermark Fund
                        ----------------------------------------
                                         Class I
                        ----------------------------------------
                              For the
                          six months ended         For the
                           April 30, 2007         year ended
                            (unaudited)        October 31, 2006
                        -------------------  -------------------
                         Shares    Amount     Shares    Amount
                        -------  ----------  -------  ----------
Shares sold............  84,412  $  956,149  380,111  $4,245,059
Reinvested shares......  98,545   1,101,730   15,920     178,466
Shares redeemed........ (41,696)   (478,689) (49,277)   (551,779)
                        -------  ----------  -------  ----------
Net increase (decrease) 141,261  $1,579,190  346,754  $3,871,746
                        =======  ==========  =======  ==========

                                              Short Horizon Income Fund
                        ----------------------------------------------------------------------
                                      Class A                             Class C
                        ------------------------------------ ---------------------------------
                             For the        For the period        For the      For the period
                        six months ended     12/30/2005@     six months ended    12/30/2005@
                         April 30, 2007        through        April 30, 2007       through
                           (unaudited)     October 31, 2006     (unaudited)    October 31, 2006
                        ----------------  ------------------ ----------------  ---------------
                        Shares   Amount   Shares    Amount   Shares   Amount   Shares   Amount
                        ------  --------  ------- ---------- ------  --------  ------  --------
Shares sold............     42  $    416  205,201 $2,051,662 31,335  $314,537  10,090  $100,898
Reinvested shares......  8,981    90,755    3,650     36,821    803     8,085     154     1,552
Shares redeemed........ (2,051)  (20,963)      --         --   (599)   (6,031)     --        --
                        ------  --------  ------- ---------- ------  --------  ------  --------
Net increase (decrease)  6,972  $ 70,208  208,851 $2,088,483 31,539  $316,591  10,244  $102,450
                        ======  ========  ======= ========== ======  ========  ======  ========

--------
@  Commencement of operations

Note 7. Line of Credit

   AIG Series Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed secured line of credit which is included in other expenses on the Statement of Operations. Borrowings under the committed secured line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended April 30, 2007.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2007, none of the Funds participated in this program.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)


Note 9. Trustees Retirement Plan

   The Trustees have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon
   (i) his or her death or disability while a Trustee or (ii) the termination or his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall not be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                               Retirement Retirement Retirement
                                  Plan       Plan       Plan
                               Liability   Expense    Payments
-                              ---------- ---------- ----------
Fund                                 As of April 30, 2007
----                           --------------------------------
2010 High Watermark...........   $5,192     $1,374      $--
2015 High Watermark...........    1,843        697       --
2020 High Watermark...........      680        266       --
Short Horizon Income..........       30         12       --

Note 10. Other Information

   On February 9, 2006, AIG, the parent company and an affiliated person of AIG SunAmerica and SACS announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-l and 13b2-l promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Funds. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2007 -- (unaudited)
        (continued)

   of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, AIG SunAmerica and SACS believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Funds.

        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited)

The following table contains basic information regarding the Trustees who oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                             Number of
                        Position     Term of                                                  Funds in
        Name,          Held With    Office and                                              Fund Complex
     Address and       SunAmerica   Length of              Principal Occupations            Overseen by
    Date of Birth*      Complex   Time Served(4)            During Past 5 Years              Trustee(1)
---------------------- ---------- -------------- ------------------------------------------ ------------
DISINTERESTED TRUSTEES

Jeffrey S. Burum        Trustee    2004-present  Founder, Chairman and CEO of                    42
DOB: February 27, 1963                           Southern California Development
                                                 Corporation/ National Housing
                                                 Development Corp.; Founder, Owner
                                                 and Partner of Colonies Crossroads, Inc.
                                                 (1992 to present); Owner and Managing
                                                 Member of Diversified Pacific
                                                 Development Group, LLC (June 1998 to
                                                 present).

Dr. Judith L. Craven    Trustee    2004-present  Retired.                                        89
DOB: October 6, 1945




William F. Devin        Trustee    2004-present  Retired.                                        90
DOB: December 30, 1938

Samuel M. Eisenstat     Chairman   2004-present  Attorney, solo practitioner.                    51
DOB: March 7, 1940      of the
                        Board

Stephen J. Gutman       Trustee    2004-present  Senior Associate, Corcoran Group (Real          51
DOB: May 10, 1943                                Estate) (October 2003-present);
                                                 President and Member of Managing
                                                 Directors, Beau Brummell-Soho, LLC
                                                 (licensing of menswear specialty
                                                 retailing and other activities) (June 1988
                                                 to present).

William J. Shea         Trustee    2004-present  Managing Partner, DLB Capital, LLC              51
DOB: February 9, 1948                            (Private Equity) (2006-present);
                                                 President and CEO, Conseco, Inc.
                                                 (Financial Services) (2001 to 2004);
                                                 Chairman of the Board of Centennial
                                                 Technologies, Inc. (1998 to 2001).
INTERESTED TRUSTEE

Peter A. Harbeck(3)     Trustee    2004-present  President, CEO and Director, AIG                98
DOB: January 23, 1954                            SunAmerica Asset Management Corp.
                                                 ("AIG SunAmerica") (August 1995 to
                                                 present); Director, AIG SunAmerica
                                                 Capital Services, Inc. ("SACS") (August
                                                 1993 to present); President and CEO,
                                                 AIG Advisor Group, Inc. (June 2004 to
                                                 present).


        Name,
     Address and                  Other Directorships
    Date of Birth*                Held by Trustee(2)
---------------------- ------------------------------------------
DISINTERESTED TRUSTEES

Jeffrey S. Burum       None
DOB: February 27, 1963








Dr. Judith L. Craven   Director, Belo Corporation (1992 to
DOB: October 6, 1945   present); Director, Sysco Corporation
                       (1996 to present); Director, Luby's Inc.
                       (1998 to present); Director, University of
                       Texas Board of Regents (2001-Present).

William F. Devin       Director, Boston Options Exchange
DOB: December 30, 1938 (1985-Present).

Samuel M. Eisenstat    Director, North European Oil Royalty
DOB: March 7, 1940     Trust.


Stephen J. Gutman      None
DOB: May 10, 1943






William J. Shea        Director, Boston Private Holdings
DOB: February 9, 1948  (October 2004 to present).




INTERESTED TRUSTEE

Peter A. Harbeck(3)    None
DOB: January 23, 1954







        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited) (continued)

                                                                                           Number of
                        Position     Term of                                                Funds in
        Name,          Held With    Office and                                            Fund Complex
     Address and       SunAmerica   Length of             Principal Occupations           Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)           During Past 5 Years             Trustee(1)  Held by Trustee(2)
---------------------- ---------- -------------- ---------------------------------------- ------------ -------------------

OFFICERS
Vincent M. Marra       President   2004-present  Senior Vice President, AIG SunAmerica        N/A      N/A
DOB: May 28, 1950                                (February 2003-present); Chief
                                                 Administrative Officer, Chief Operating
                                                 Officer and Chief Financial Officer,
                                                 Carret & Co., LLC (June 2002 to
                                                 February 2003); President and Chief
                                                 Operating Officer, Bowne Digital
                                                 Solutions (1999 to May 2002)

Donna M. Handel        Treasurer   2004-present  Senior Vice President, AIG SunAmerica        N/A      N/A
DOB: June 25, 1966                               (December 2004 to present); Vice
                                                 President, AIG SunAmerica (1997 to
                                                 December 2004); Assistant Treasurer
                                                 (1993 to 2002)

Gregory N. Bressler    Secretary   September     Senior Vice President and General            N/A      N/A
DOB: November 17, 1966 and Chief   2005-present  Counsel, AIG SunAmerica (June 2005 to
                       Legal                     Present); Vice President and Director of
                       Officer                   U.S. Asset Management Compliance,
                                                 Goldman Sachs Asset Management, L.P.
                                                 (June 2004 to June 2005); Deputy
                                                 General Counsel, Credit Suisse Asset
                                                 Management, LLC. (June 2002-June
                                                 2004); Counsel, Credit Suisse Asset
                                                 Management, LLC (January 2000-June
                                                 2002).

James Nichols          Vice        2006-present  Director, President and CEO, AIG             N/A      N/A
DOB: April 7, 1966     President                 SACS (July 2006 to present); Senior
                                                 Vice President, AIG SunAmerica
                                                 Capital Services, Inc. ("SACS") (March
                                                 2002 to July 2006); Vice President, AIG
                                                 SunAmerica (1995 to March 2002).

Cynthia Gibbons        Vice        2002-present  Vice President, AIG SunAmerica and           N/A      N/A
DOB: December 6, 1967  President                 Variable Annuity Life Insurance
                       and Chief                 Company (August 2002 to present);
                       Compliance                Securities Compliance Manager,
                       Officer                   American General Investment
                                                 Management, (June 2000-August 2002).

Gregory R. Kingston    Vice        2002-present  Vice President, SAAMCo (2001-                N/A      N/A
DOB: January 18, 1966  President                 present); Formerly, Vice President,
                       and                       American General Investment
                       Assistant                 Management, L.P. (1999-2001).
                       Treasurer

Nori L. Gabert         Vice        2002-present  Vice President and Deputy General            N/A      N/A
DOB: August 15, 1953   President                 Counsel, AIG SunAmerica (2001-
                       and                       present); Vice President and Secretary,
                       Assistant                 VALIC Company I and VALIC
                       Secretary                 Company II (2000-present) Formerly,
                                                 Associate General Counsel, American
                                                 General Corporation, (1997 to 2001).

Matthew J. Hackethal   Anti-Money  2006-present  Senior Compliance Manager, AIG               N/A      N/A
DOB: December 31, 1971 Laundering                SunAmerica (November 2006 to
                       Compliance                present); Vice President, Credit Suisse
                       Officer                   Asset Management (May 2001 to
                                                 October 2006); CCO, Credit Suisse
                                                 Alternative Funds (November 2005 to
                                                 October 2006); CCO Credit Suisse Asset
                                                 Management Securities, Inc. (April 2004
                                                 to August 2005).

        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited) (continued)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (18 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), the Trust (5 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 Fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 Fund) AIG Strategic Hedge Fund of Funds (1
    Fund) and Brazos Mutual Fund (4 funds).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 9 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available without charge by calling (800) 858-8850.

[LOGO] AIG SunAmerica
       Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees                       VOTING PROXIES ON FUND     DISCLOSURE OF QUARTERLY
 Jeffrey S. Burum                        PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 Dr. Judith L. Craven                    A description of the       The Trust is required to
 William F. Devin                        policies and proce-dures   file its com-plete
 Samuel M. Eisenstat                     that the Trust uses to     schedule of portfolio
 Stephen J. Gutman                       determine how to vote      holdings with the U.S.
 Peter A. Harbeck                        proxies related to         Securities and Exchange
 William J. Shea                         securities held in a       Commission for its first
                                         Fund's portfolio which is  and third fiscal quarters
Officers                                 available in the Trust's   on Form N-Q. The Trust's
 Vincent M. Marra,                       Statement of Additional    Forms N-Q are available
   President and Chief                   Information, may be        on the U.S. Securities
   Executive Officer                     ob-tained without charge   and Exchange Commission
 Donna M. Handel,                        upon request, by calling   website at www.sec.gov.
   Treasurer                             (800) 858-8850. The        You can also review and
 James Nichols, Vice                     in-formation is also       obtain copies of the
   President                             available from the EDGAR   Forms N-Q at the U.S.
 Gregory N. Bressler,                    database on the U.S.       Securities and Ex-change
   Chief Legal Officer                   Secu-rities and Exchange   Commission Public
   and Secretary                         Commission's website at    Reference Room in
 Nori L. Gabert, Vice                    http://www.sec.gov.        Washington DC
   President and                                                    (information on the
   Assistant Secretary                   DELIVERY OF SHAREHOLDER    operation of the Public
 Cynthia Gibbons, Vice                   DOCUMENTS                  Reference Room may be
   President and Chief                   The Funds have adopted a   obtained by calling
   Compliance Officer                    policy that allows them    1-800-SEC-0330).
 Gregory R. Kingston,                    to send only one copy of
   Vice President and                    a Fund's prospectus,       PROXY VOTING RECORD ON
   Assistant Treasurer                   proxy material, annual     FUND PORTFOLIO SECURITIES
 Corey A. Issing,                        report and semi-annual     Information regarding how
   Assistant Secretary                   report (the "shareholder   AIG Series Trust voted
 Kathleen Fuentes,                       documents") to             proxies related to
   Assistant Secretary                   shareholders with          securities held in AIG
 Chris Okeke, Assistant                  multiple accounts          Series Trust during the
   Treasurer                             residing at the same       most recent twelve month
 Matthew J. Hackethal,                   "household." This          period ended June 30 is
   Anti-Money Laundering                 practice is called         available, once filed
   Compliance Officer                    householding and reduces   with the U.S. Securities
                                         Fund expenses, which       and Exchange Commission,
Investment Adviser                       benefits you and other     without charge, upon
                                         shareholders. Unless the   request, by calling
   AIG SunAmerica Asset Management Corp. Funds receive              (800) 858-8850 or on the
 Harborside Financial                    instructions to the        U.S. Securities and
   Center                                con-trary, you will only   Exchange Commission
 3200 Plaza 5                            receive one copy of the    website at
 Jersey City, NJ                         shareholder documents.     http://www.sec.gov.
   07311-4992                            The Funds will continue
                                         to household the           This report is submitted
Distributor                              share-holder documents     solely for the general
 AIG SunAmerica Capital                  indefinitely, until we     information of
   Services, Inc.                        are instructed otherwise.  shareholders of the
 Harborside Financial                    If you do not wish to      Funds. Distribution of
   Center                                participate in             this report to persons
 3200 Plaza 5                            householding please        other than shareholders
 Jersey City, NJ                         contact Shareholder        of the Funds is
   07311-4992                            Services at                authorized only in
                                         (800) 858-8850 ext. 6010   con-nection with a
Shareholder Servicing                    or send a written request  currently effective
Agent                                    with your name, the name   pro-spectus, setting
 AIG SunAmerica Fund                     of your fund(s) and your   forth details of the
   Services, Inc.                        account number(s) to AIG   Funds, which must precede
 Harborside Financial                    SunAmerica Mutual Funds    or accom-pany this report.
   Center                                c/o BFDS, P.O. Box
 3200 Plaza 5                            219186, Kansas City MO,    The accompanying report
 Jersey City, NJ                         64121-9186. We will        has not been audited by
   07311-4992                            resume individual          independent accountants
                                         mailings for your account  and accordingly no
Custodian and Transfer                   within thirty (30) days    opinion has been
Agent                                    of receipt of your         expressed thereon.
 State Street Bank and                   request.
   Trust Company
 P.O. Box 419572
 Kansas City, MO
   64141-6572

                                    [GRAPHIC]



                                    [GRAPHIC]



[LOGO] AIG SunAmerica
       Mutual Funds
Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

HWSAN-4-07

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270. 30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: July 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: July 6, 2007

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: July 6, 2007